Non-controlling interests	12 Months Ended
Dec. 31, 2025
Non-controlling interests
Non-controlling interests

27.Non-controlling interests

	2025	2024	2023
	$’m	$’m	$’m

At January 1	158.8	237.5	227.2
Non-controlling interests arising on business combinations(a)	—	—	1.9
Non-controlling interests derecognized on disposal (note 31.2)	—	(23.1)	—
Share of loss for the year	(16.8)	(12.2)	(11.6)
Share of other comprehensive income/(loss)	19.5	(43.4)	20.0
At December 31	161.5	158.8	237.5
(a)	Includes non-controlling interests arising on subsequent asset acquisitions on business combination transactions.

Summarized financial information for the I-Systems subsidiary, being the only subsidiary that has non-controlling interests that is material to the Group, is as follows. The amounts disclosed are before intercompany eliminations and set out the identifiable net assets. These exclude goodwill, for which there is no non-controlling interest’s share recognized in the Group balance sheet.

Summarized balance sheet is as follows:
	2025	2024
	$’m	$’m

Non-current assets	422.5	406.1
Non-current liabilities	(88.7)	(100.6)
Non-current net assets	333.9	305.5

Current assets	35.6	50.4
Current liabilities	(38.1)	(30.0)
Current net (liabilities)/assets	(2.5)	20.4

Net assets	331.4	325.9

Accumulated non-controlling interests at the end of the year	162.4	159.7

Summarized statement of comprehensive income for the year is as follows:
	2025	2024
	$’m	$’m

Revenue	74.5	76.5
Loss for the year	(34.4)	(27.1)
Other comprehensive income/(loss)	39.9	(89.3)
Total comprehensive income/(loss)	5.5	(116.4)

Loss allocated to non-controlling interests during the year	(16.8)	(13.3)

Summarized statement of cash flows is as follows:
	2025	2024
	$’m	$’m

Cash flows from operating activities	39.7	70.8
Cash flows used in investing activities	(44.6)	(68.6)
Cash flows (used in)/from financing activities	(17.1)	11.3
Net (decrease)/increase in cash and cash equivalents	(22.0)	13.5